Summary of Significant Accounting Policies - Summary of Costs Allocated to Cost of Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cost of Revenue [Abstract]
Depreciation			$ 4,444	$ 9,755
Ground station operations			2,743	2,950
Satellite operations			1,255	1,209
Launch operations			1,843	960
Total Cost of revenue	$ 7,055	$ 5,395	$ 10,285	$ 14,874